Commitments and Contingencies	12 Months Ended
Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. COMMITMENTS AND CONTINGENCIES

(a) Capital and Other Commitments

As of February 28, 2023, the Group had capital commitments of approximately RMB5,826 (US$840). These commitments were solely related to contracts signed with vendors for camps construction by the Group and are expected to be paid in one year.

As of February 28, 2023, the Group had long-term investment obligations represent obligations in connection with several investments and amounted to RMB17,500 (US$2,524) and are expected to be paid in one year.

(b) Contingencies

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.